UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2005 Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Chief Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        October 13, 2005
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      96
Form 13F Information Table Value Total:      $117,972

List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      978    13333 SH       SOLE                                      13333
Abbott Laboratories            COM              002824100     2362    55718 SH       SOLE                                      55718
Adobe Systems Inc              COM              00724F101     2277    76270 SH       SOLE                                      76270
Affiliated Computer            COM              008190100     1333    24410 SH       SOLE                                      24410
Aflac                          COM              001055102     1541    34013 SH       SOLE                                      34013
Alberto-Culver                 COM              013068101      446     9965 SH       SOLE                                       9965
American Pwr Convsn            COM              029066107      411    15875 SH       SOLE                                      15875
Amgen Inc.                     COM              031162100     1762    22114 SH       SOLE                                      22114
Apache Corporation             COM              037411105      421     5594 SH       SOLE                                       5594
Automatic Data Proc            COM              053015103     1513    35147 SH       SOLE                                      35147
Autozone Inc                   COM              053332102      686     8239 SH       SOLE                                       8239
BP PLC Spons Adr               COM              055622104     2316    32689 SH       SOLE                                      32689
Becton Dickinson & Co          COM              075887109      624    11894 SH       SOLE                                      11894
Bed Bath & Beyond              COM              075896100     2292    57032 SH       SOLE                                      57032
Bemis Co                       COM              081437105      537    21738 SH       SOLE                                      21738
Biomet Inc                     COM              090613100      764    22012 SH       SOLE                                      22012
Canon Inc. Adr                 COM              138006309      754    13895 SH       SOLE                                      13895
Cheesecake Factory             COM              163072101      407    13044 SH       SOLE                                      13044
Cintas Corp                    COM              172908105      995    24246 SH       SOLE                                      24246
Clarcor Inc                    COM              179895107     1095    38129 SH       SOLE                                      38129
Columbia Bancorp               COM              197227101      395     9829 SH       SOLE                                       9829
Cousins Properties             COM              222795106      443    14660 SH       SOLE                                      14660
Danaher Corp                   COM              235851102      597    11092 SH       SOLE                                      11092
Dover Corp                     COM              260003108      676    16568 SH       SOLE                                      16568
Ecolab                         COM              278865100     1742    54543 SH       SOLE                                      54543
Electronic Arts Inc            COM              285512109      347     6091 SH       SOLE                                       6091
Emerson Electric Co            COM              291011104     2547    35475 SH       SOLE                                      35475
Equity Office                  COM              294741103      237     7241 SH       SOLE                                       7241
Expeditors Int'l Wash          COM              302130109     3152    55504 SH       SOLE                                      55504
Exxon Mobil Corp               COM              30231G102     3198    50324 SH       SOLE                                      50324
FPL Group                      COM              302571104      236     4955 SH       SOLE                                       4955
Fair Isaac & Co.               COM              303250104     1721    38422 SH       SOLE                                      38422
Fastenal Co                    COM              311900104     2018    33036 SH       SOLE                                      33036
First Data                     COM              319963104      259     6478 SH       SOLE                                       6478
Fiserv Inc.                    COM              337738108     2285    49809 SH       SOLE                                      49809
Florida Rock Industries        COM              341140101      504     7872 SH       SOLE                                       7872
Gannett Co                     COM              364730101      496     7205 SH       SOLE                                       7205
General Electric Co            COM              369604103      836    24821 SH       SOLE                                      24821
Golden West Fin'l              COM              381317106      620    10433 SH       SOLE                                      10433
Graco Inc                      COM              384109104     1437    41911 SH       SOLE                                      41911
Grainger (WW) Inc              COM              384802104      450     7157 SH       SOLE                                       7157
Health Mgmt Assoc              COM              421933102     1603    68283 SH       SOLE                                      68283
Home Depot                     COM              437076102     1556    40786 SH       SOLE                                      40786
Idexx Labs                     COM              45168D104     1564    23383 SH       SOLE                                      23383
Illinois Tool Works            COM              452308109     2710    32916 SH       SOLE                                      32916
Intel Corp                     COM              458140100      257    10424 SH       SOLE                                      10424
Jefferson-Pilot Corp           COM              475070108      470     9180 SH       SOLE                                       9180
John Wiley & Sons              COM              968223206      227     5431 SH       SOLE                                       5431
Johnson & Johnson              COM              478160104     3167    50042 SH       SOLE                                      50042
Johnson Controls               COM              478366107     1093    17607 SH       SOLE                                      17607
Kimberly Clark                 COM              494368103      297     4995 SH       SOLE                                       4995
Kimco Realty Corp              COM              49446R109     1694    53931 SH       SOLE                                      53931
Kinder Morgan Energy Ptnrs LP  COM              494550106      735    13898 SH       SOLE                                      13898
Kohls Corp                     COM              500255104      251     4997 SH       SOLE                                       4997
Kronos                         COM              501052104      414     9275 SH       SOLE                                       9275
Linear Technology Corp         COM              535678106     1355    36047 SH       SOLE                                      36047
Lowes Cos Inc                  COM              548661107     1581    24550 SH       SOLE                                      24550
Marshall & Ilsley Corp         COM              571834100     1098    25241 SH       SOLE                                      25241
Maxim Integrated Prod          COM              57772K101      352     8251 SH       SOLE                                       8251
McCormick & Co                 COM              579780206     2179    66785 SH       SOLE                                      66785
McGraw-Hill Inc                COM              580645109     1563    32531 SH       SOLE                                      32531
Medtronic Inc                  COM              585055106     1967    36675 SH       SOLE                                      36675
Microchip Technology           COM              595017104      585    19433 SH       SOLE                                      19433
Microsoft Corp                 COM              594918104     1683    65416 SH       SOLE                                      65416
Minerals Techn                 COM              603158106      998    17444 SH       SOLE                                      17444
O'Reilly Automotive            COM              686091109      458    16247 SH       SOLE                                      16247
Omnicom Group                  COM              681919106     2078    24853 SH       SOLE                                      24853
Patterson Companies, Inc.      COM              703395103     1837    45887 SH       SOLE                                      45887
Paychex Inc                    COM              704326107     1190    32076 SH       SOLE                                      32076
Praxair Inc                    COM              74005P104      791    16505 SH       SOLE                                      16505
Procter & Gamble Co            COM              742718109     2971    49967 SH       SOLE                                      49967
Prologis Tr                    COM              743410102      713    16087 SH       SOLE                                      16087
Qualcomm Inc                   COM              747525103     1680    37552 SH       SOLE                                      37552
RPM Inc                        COM              749685103      728    39579 SH       SOLE                                      39579
Resmed Inc                     COM              761152107     1031    12939 SH       SOLE                                      12939
Royal Dutch Shell PLC A D R    COM              780259206      222     3384 SH       SOLE                                       3384
Sigma-Aldrich Corp             COM              826552101     2803    43756 SH       SOLE                                      43756
Staples Inc                    COM              855030102     2212   103743 SH       SOLE                                     103743
Starbucks Corp                 COM              855244109     1317    26287 SH       SOLE                                      26287
Stericycle Inc                 COM              858912108      517     9038 SH       SOLE                                       9038
Stryker Corp                   COM              863667101     2624    53086 SH       SOLE                                      53086
SunTrust Banks Inc             COM              867914103     1198    17250 SH       SOLE                                      17250
Sysco Corp                     COM              871829107     2275    72531 SH       SOLE                                      72531
United Technologies            COM              913017109     1685    32498 SH       SOLE                                      32498
UnitedHealth Grp               COM              91324P102      717    12760 SH       SOLE                                      12760
Valspar Corp                   COM              920355104     1977    88407 SH       SOLE                                      88407
Varian Med Systems             COM              92220P105      807    20433 SH       SOLE                                      20433
Vornado Realty Trust           COM              929042109      407     4694 SH       SOLE                                       4694
WGL Holdings Inc.              COM              92924f106      304     9465 SH       SOLE                                       9465
Walgreen Co                    COM              931422109     2862    65863 SH       SOLE                                      65863
Washington REIT                COM              939653101      428    13746 SH       SOLE                                      13746
Weingarten Rlty Inv            COM              948741103      591    15605 SH       SOLE                                      15605
Whole Foods Market             COM              966837106     2158    16049 SH       SOLE                                      16049
Wrigley (Wm) Jr.               COM              982526105     1632    22701 SH       SOLE                                      22701
Zimmer Holdings Inc            COM              98956P102      312     4526 SH       SOLE                                       4526
Dodge & Cox Stock                               256219106      345 2532.284 SH       SOLE                                   2532.284